Intangible Assets	12 Months Ended
Feb. 28, 2022
Disclosure Of Intangible Assets [Abstract]
Intangible Assets
5	Intangible assets

	IT platform	Software	License	Business relationships	Brand name	Development costs	Total
	US$	US$	US$	US$	US$	US$	US$
Cost
As of February 29, 2020	300,149	—	—	—	—	—	300,149
Additions	9,457,562	—	—	—	—	204,448	9,662,010
Reclassification to IT platform	186,317	—	—	—	—	(186,317)	—
As of February 28, 2021	9,944,028	—	—	—	—	18,131	9,962,159
Additions	—	3,200,000	—	—	—	4,073,566	7,273,566
Acquired through business combination	—	977,921	265,992	283,107	1,067,948	—	2,594,968
As of February 28, 2022	9,944,028	4,177,921	265,992	283,107	1,067,948	4,091,697	19,830,693
Accumulated amortisation
As of February 29, 2020	9,172	—	—	—	—	—	9,172
Amortisation for the year	141,644	—	—	—	—	—	141,644
As of February 28, 2021	150,816	—	—	—	—	—	150,816
Amortisation for the year	1,343,377	162,987	44,332	23,592	88,996	—	1,663,284
As of February 28, 2022	1,494,193	162,987	44,332	23,592	88,996	—	1,814,100
Impairment loss
As of February 29, 2020	—	—	—	—	—	—	—
Impairment loss	1,907,503	—	—	—	—	—	1,907,503
As of February 28, 2021	1,907,503	—	—	—	—	—	1,907,503
Impairment loss	—	—	—	—	—	—	—
As of February 28, 2022	1,907,503	—	—	—	—	—	1,907,503
Carrying amounts
As of 28 February 2021	7,885,709	—	—	—	—	18,131	7,903,840
As of 28 February 2022	6,542,332	4,014,934	221,660	259,515	978,952	4,091,697	16,109,090

During the financial year, cost incurred amounting to US$4,073,566 (2021: US$204,448) of development expenditure for Kratos™ platform has been capitalised from the point in time the development of the platform becomes technically feasible.

At each reporting period the Group is required to assess whether or not the carrying value of its intangible assets are in excess of their fair value.  If the carrying value of intangible assets is in excess of their fair value, an impairment charge is taken to reduce the carrying value to equal its fair value.  The determination of fair value requires the use of estimates and judgments.  Fair value is determined by applying a discounted cash flows model (“DCF”) to determine the value in use or the net realizable value.  Inputs to a DCF model include estimates of the performance of our business over a period of time and a discount rate. The discount rate used reflects a weighted average cost of capital for a representative peer group of financial technology companies which was 15.7%(19.6%).